TRUST FOR CREDIT UNIONS

Supplement dated March 22, 2013 to the

Prospectuses dated December 28, 2012

Effective immediately, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are no longer permitted to invest in privately-issued (i.e., non-governmental) mortgage-related securities, including but not limited to privately-issued mortgage pass-through securities. Any privately-issued mortgage-related securities currently held by the Portfolios will be disposed of in an orderly fashion. All references to privately-issued or non-governmental mortgage-related securities are hereby deleted from the Prospectuses.